Leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

9. LEASES

The Company leases office space for its principal office in Dallas, Texas, which was extended during 2022 to expire in May 2024. This lease was extended again in 2023 to expire in December 2024. During 2022, the Company entered into a lease for office space in the United Kingdom under a lease that expired in May 2023.

During 2023, the Company entered into a lease for office space in the United Kingdom for annual payments of $0.1 million under a lease that expires in March 2024. The lease has been excluded from the tables below as the term is twelve months.

The following table summarizes quantitative information about the Company’s operating leases for the three and nine months ended September 30, 2023 and 2022 (dollars in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating cash flows from operating leases	$208	$159	$536	$472
Right-of-use assets exchanged for operating lease liabilities	$—	$—	$483	$624
Weighted average remaining lease term (in years)	1.3	0.4	1.3	0.4
Weighted average discount rate	8.5%	6.7%	8.5%	6.7%

The following table provides the components of the Company’s lease cost included in general and administrative expense in the condensed consolidated statement of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating leases
Operating lease cost	$205	$132	$597	$396
Variable lease cost	92	45	256	78
Operating lease expense	297	177	853	474
Short-term lease rent expense	41	—	69	—
Total rent expense	$338	$177	$922	$474

Variable lease cost is primarily attributable to amounts paid to lessors for utility charges, parking and property taxes under an office space lease.

As of September 30, 2023, future minimum payments under the non-cancelable operating leases under ASC 842 were as follows (in thousands):

Three months ending December 31, 2023	$208
Year ending December 31, 2024	894
Total	1,102
Less: imputed interest	(61)
Operating lease liabilities	$1,041